EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Jun. 30, 2014	Jul. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Aug. 21, 2013
Treasury stock, shares			568,620	568,620
Dividends, Common Stock, Cash	$ 7,065	$ 5,446	$ 7,875	$ 4,563
Common Stock, Dividends, Per Share, Declared	$ 0.48	$ 0.37	$ 0.535	$ 0.31
Dividend Declared [Member]
Dividends Payable					$ 3,400
Dividends Payable, Amount Per Share					$ 0.09